Parent company only condensed financial information (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

Condensed Balance Sheets

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Cash and cash equivalents	618	351
Amounts due from subsidiaries	15,170	4,456
Prepayments and other assets	245	97
Interest in subsidiaries and VIEs	1,365,004	1,353,652
Total assets	1,381,037	1,358,556
Amounts due to subsidiaries	184,879	108,341
Accrued and other liabilities	5,131	5,007
Non-current bank borrowings	22,937	—
Non-current unsecured senior notes	122,398	117,485
Non-current convertible unsecured senior notes	35,834	55,861
Non-current exchangeable bonds	—	10,976
Total liabilities	371,179	297,670
Ordinary shares	1	1
Additional paid-in capital	381,379	385,086
Treasury shares, at cost	(36,329)	(36,141)
Statutory reserves	15,936	16,628
Accumulated other comprehensive income (loss)	3,393	(13,070)
Retained earnings	645,478	708,382
Total shareholders’ equity	1,009,858	1,060,886
Total liabilities and equity	1,381,037	1,358,556

Schedule of condensed statement of comprehensive Income

Condensed Statements of Comprehensive Income

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Total cost and expenses	(327)	(5,972)	(174)
Income from subsidiaries and VIEs	86,057	142,604	115,581
Income from operations	85,730	136,632	115,407
Interest expense	(5,415)	(8,058)	(8,471)
Other income and expenses	(574)	896	(1,032)
Net income	79,741	129,470	105,904
Other comprehensive income (loss)	14,340	498	(17,825)
Total comprehensive income	94,081	129,968	88,079

Schedule of condensed statement of cash flows

Condensed Statements of Cash Flows

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Net cash provided by operating activities	93,308	51,728	99,551
Cash flows from investing activities:
Repayments from (Advances to and investments in) subsidiaries and VIEs, and others	11,838	(54,809)	(99,207)
Net cash provided by (used in) investing activities	11,838	(54,809)	(99,207)
Cash flows from financing activities:
Issuance of ordinary shares	843	10	1,042
Advances from subsidiaries	6,195	73,526	30,191
Repurchase of ordinary shares	(88,745)	(86,662)	(7,638)
Dividend distribution	(17,946)	(29,077)	(33,732)
Repayment of unsecured senior notes	(5,013)	(16,220)	—
Repayment of bank borrowings	—	(6,067)	(22,357)
Proceeds from unsecured senior notes, net of debt issuance cost	—	35,979	—
Proceeds from convertible unsecured senior notes, net of debt issuance cost	—	35,665	22,276
Payments for capped call transactions	—	(4,612)	(1,309)
Proceeds from exchangeable bonds, net of debt issuance cost	—	—	10,986
Net cash (used in) provided by financing activities	(104,666)	2,542	(541)
Effect of exchange rate changes on cash and cash equivalents	58	43	(70)
Increase (Decrease) in cash and cash equivalents	538	(496)	(267)
Cash and cash equivalents at the beginning of the year	576	1,114	618
Cash and cash equivalents at the end of the year	1,114	618	351